Other liabilities - Summary of other provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions
Beginning Balance	€ 3,031	€ 1,947
Additions	20,389	1,412
Used	(13,081)	(205)
Released	(5,016)	(123)
Ending Balance	5,323	3,031
Legal
Disclosure of other provisions
Beginning Balance	1,294	196
Additions	19,909	1,340
Used	(12,500)	(149)
Released	(3,416)	(93)
Ending Balance	5,287	1,294
Other
Disclosure of other provisions
Beginning Balance	1,737	1,751
Additions	480	72
Used	(581)	(56)
Released	(1,600)	(30)
Ending Balance	€ 36	€ 1,737